Condensed Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Statement1 [Line Items]
Discount rate, other provisions		1.75%	3.00%
Decommissioning and other provisions	[1]	$ 25,993	$ 21,799
Mattox Pipeline Company LLC | Disposal group, disposed of by sale, not discontinued operations
Statement1 [Line Items]
Proportion of ownership interest in subsidiary sold		79.00%
Decommissioning and restoration
Statement1 [Line Items]
Increase in provisions		$ 3,999

[1]	The discount rate applied at June 30, 2020 was 1.75% (December 31, 2019: 3.0%). Compared with December 31, 2019, non-current decommissioning and restoration provisions increased by $3,999 million as a result of the change in the discount rate, to $25,993 million at June 30, 2020.